Document and Entity Information	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	ARYA Sciences Acquisition Corp IV
Entity Central Index Key	0001838821
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false